Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current Assets:
Cash		$ 500,485	$ 207,311	[1]	$ 86,484
Accounts receivable , net		47,671	40,140	[1]	35,632
Prepaid expenses and other current assets		29,236	17,225	[1]	5,236
Total current assets		577,392	264,676	[1]	127,352
Property and equipment, net		31,505	27,145	[1]	27,442
Right of use asset, net		8,272	9,888	[1]
Goodwill and intangible assets, net		35,213	34,645	[1]	34,971
Restricted and other assets		4,545	2,148	[1]	3,678
Total assets		656,927	338,502	[1]	193,443
Current Liabilities:
Medical expenses payable		128,775	112,605	[1]	102,384
Accounts payable and accrued expenses		16,557	15,675	[1]	15,351
Accrued compensation		29,810	25,172	[1]	12,521
Total current liabilities		175,142	153,452	[1]	130,256
Long-term debt, net of debt issuance costs		148,967	144,168	[1]	137,957
Long-term portion of lease liabilities		7,743	10,271	[1]
Other Noncurrent Liabilities	[1]				3,941
Total liabilities		331,852	307,891	[1]	272,154
Stockholders' Equity:
Preferred stock, $.001 par value; 100,000,000 and 0 shares authorized as of September 30, 2021 and December 31, 2020, respectively; no shares issued and outstanding as of September 30, 2021 and December 31, 2020		0	0	[1]
Common stock, $.001 par value; 1,000,000,000 and 164,063,787 shares authorized as of September 30, 2021 and December 31, 2020, respectively; 187,250,836 and 164,063,787 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively		188	164	[1]
Additional Paid in Capital		851,895	410,018	[1]
Accumulated deficit		(527,023)	(379,571)	[1]
Accumulated equity (deficit)			30,611		(78,711)
Total Alignment Healthcare, Inc. stockholders' equity		325,060	30,611	[1]
Noncontrolling interest		15	0	[1]
Total stockholders' equity		325,075	30,611	[1],[2]	(78,711)	[2]
Total liabilities and stockholders or member 's equity (deficit)		$ 656,927	$ 338,502	[1]	$ 193,443

[1]	The condensed consolidated balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements as of that date and was retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.
[2]	The consolidated balances as of December 31, 2020 and 2019 were derived from the audited consolidated financial statements as of that date and were retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.